Equity - Summary of Number of Shares of Subscribed and Outstanding Capital Stock (Detail) - shares shares in Millions		Dec. 31, 2024	Dec. 31, 2023	Jun. 05, 2012
Non-voting Serial Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		388.0	388.0	807.5
Subscribed	[1]	300.0	300.0
Outstanding	[1]	300.0	300.0
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		150.0	150.0	150.0
Subscribed		150.0	150.0
Outstanding		150.0	150.0
Common Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		234.0	234.0
Subscribed		219.0	219.0
Outstanding		216.0	216.0
Treasury Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Outstanding		3.0	3.0

[1]	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.